Summary Prospectus February 1, 2010



TAX-EXEMPT CALIFORNIA MONEY MARKET FUND


CLASS/Ticker    INSTITUTIONAL SHARES    TXIXX

Before you invest, you may want to review the fund's prospectus, which contains more information about the fund and its risks. You can find the fund's prospectus, Statement of Additional Information and other information about the fund online at https://www.dws-investments.com/ moneypros. You can also get this information at no cost by e-mailing a request to inquiry.info@dws.com, calling (800) 730-1313 or asking your financial advisor. The prospectus and Statement of Additional Information, both dated February 1, 2010, as may be supplemented from time to time, are incorporated by reference into this Summary Prospectus.

INVESTMENT OBJECTIVE


The fund seeks maximum current income that is exempt from federal and state of California income taxes to the extent consistent with stability of capital.



FEES AND EXPENSES OF THE FUND


These are the fees you may pay when you buy and hold shares in this fund.


SHAREHOLDER FEES


(paid directly from your investment)   None
-------------------------------------- -----

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a % of the value of your investment)


Management fee                                       0.12
------------------------------------------------     ----
Distribution/service (12b-1) fees                   None
------------------------------------------------    -----
Other expenses (includes an administrative fee)      1.97
------------------------------------------------    -----
TOTAL ANNUAL FUND OPERATING EXPENSES                 2.09
------------------------------------------------    -----
Less fee waiver/reimbursement                        1.84
------------------------------------------------    -----
NET ANNUAL FUND OPERATING EXPENSES                   0.25
------------------------------------------------    -----

The Advisor has contractually agreed through January 31, 2011, to waive and/or reimburse fund expenses to the extent necessary to maintain the fund's total annual operating expenses at a ratio no higher than 0.25% for Institutional Shares. The agreement may only be terminated with the consent of the fund's Board and does not extend to extraordinary expenses, taxes, brokerage and interest expense.


EXAMPLE

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses (including one year of capped expenses for each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



1 YEAR      3 YEARS    5 YEARS   10 YEARS
--------  ---------  ---------  ---------
$26       $476          $954    $2,274
---       ----          ----    ------

PRINCIPAL INVESTMENT STRATEGY


MAIN INVESTMENTS. To pursue its investment objective, the fund normally invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in municipal securities and other securities whose income is exempt from state of California and federal income tax and from the federal alternative minimum tax (AMT).


This fund is designed for investors in a moderate to high income tax bracket who are interested in income exempt from federal income tax and AMT along with the liquidity and stability that a money fund is designed to offer.


Although the fund seeks to maintain a share price of $1.00 per share, it is possible to lose money by investing in the fund. All money market instruments can change in value when interest rates change or an issuer's creditworthiness changes.


The fund is managed in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended. The fund follows policies designed to maintain a stable share price:

o  The fund maintains a dollar-weighted average maturity of 90 days or less.

o Fund securities are denominated in US dollars and have remaining maturities of 397 days (about 13 months) or less at the time of purchase. The fund may also invest in securities that have features that have the effect of reducing their maturities to 397 days or less at the time of purchase.

o  The fund buys short-term municipal obligations that at the time of purchase:


   - have received one of the two highest short-term ratings from two nationally recognized statistical rating organizations (NRSROs) or one NRSRO if that NRSRO is the only NRSRO that rates such obligations;


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

   - are unrated, but are deemed by the Advisor to be of comparable quality to one of the two highest short-term ratings; or
   - have no short-term rating, but are rated in one of the top two highest long-term rating categories by a NRSRO,and are deemed by the Advisor to be of comparable quality.

PRINCIPAL INVESTMENTS

The fund primarily invests in the following types of investments:

o Municipal trust receipts ("MTRs"), also called municipal asset-backed securities, synthetic short-term derivatives, floating rate trust certificates, or municipal securities trust receipts. MTRs are trusts that hold municipal securities and that offer purchasers (such as the fund) a conditional right to sell their interest in the underlying securities to a financial institution at par value plus accrued interest. The fund may invest up to 50% of its net assets in MTRs, as well as an additional 10% of net assets on a temporary basis to manage inflows into the fund.

o General obligation notes and bonds, which an issuer backs with its full faith and credit (taxing power).

o Revenue notes and bonds, which are payable from specific revenue sources. These are often tied to the public works projects the bonds are financing, but are not generally backed by the issuer's taxing power.

o Tax-exempt commercial paper, which is tax-exempt debt of borrowers that typically matures in 270 days or less.

o Short-term municipal notes, such as tax anticipation notes, that are issued in anticipation of the receipt of tax revenues.

o Municipal obligations backed by letters of credit (a document issued by a bank guaranteeing the issuer's payments for a stated amount), general bank guarantees or municipal bond insurance.

o Floating rate bonds, whose interest rates vary with changes in specified market rates or indices. The fund may invest in high quality floating rate bonds with maturities of one year or more if it has the right to sell them back at their face value within 397 days of purchase.

o Tax-exempt private activity bonds, which are revenue bonds that finance non-governmental activities, such as private industry construction and which meet certain tax law requirements.

Working in consultation with portfolio management, a credit team screens potential securities and develops a list of those that the fund may buy. Portfolio management, looking for attractive yield and weighing considerations such as credit quality, economic outlooks and possible interest rate movements, then decides which securities on this list to buy. Portfolio management may adjust the fund's exposure to interest rate risk, typically seeking to take advantage of possible rises in interest rates and to preserve yield when interest rates appear likely to fall.


MAIN RISKS


There are several risk factors that could reduce the yield you get from the fund, cause the fund's performance to trail that of other investments, or cause you to lose money.


MONEY MARKET FUND RISK. An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, this share price isn't guaranteed, and if it falls below $1.00 you would lose money. The Advisor is not obligated to take any action to maintain the $1.00 share price. The share price could fall below $1.00 as a result of the actions of one or more large investors in the fund. The credit quality of the fund's holdings can change rapidly in certain markets, and the default of a single holding could cause the fund's share price to fall below $1.00, as could periods of high redemption pressures and/or illiquid markets.


INTEREST RATE RISK. Rising interest rates could cause the value of the fund's investments - and therefore its share price as well - to decline. Conversely, any decline in interest rates is likely to cause the fund's yield to decline, and during periods of unusually low interest rates, the fund's yield may approach zero. Over time, the total return of a money market fund may not keep pace with inflation, which would result in a net loss of purchasing power for long-term investors.


CREDIT RISK - MONEY MARKET INSTRUMENTS. The fund's performance could be hurt if a money market instrument declines in credit quality or goes into default, or if an issuer does not make timely payments of interest or principal. For money market instruments that rely on third-party guarantors to support their credit quality, the same risks may apply if the financial condition of the guarantor deteriorates or the guarantor ceases insuring money market instruments. Because guarantors may insure many types of bonds, including subprime mortgage bonds and other high-risk bonds, their financial condition could deteriorate as a result of events that have little or no connection to securities owned by the fund.


FOCUS RISK - CALIFORNIA MUNICIPAL SECURITIES. Because the fund focuses its investments in California municipal securities, its performance can be more volatile than that of a fund that invests more broadly, and it has a relatively large exposure to financial stresses affecting California. For example, the State of California relies heavily on income tax revenues and these revenues are likely to drop during economic downturns, but covering any shortfall by increasing taxes could be difficult due to California law regarding the imposition of new taxes. Examples of other factors include the costs and disruption caused by natural disasters, a fiscal crisis brought on by a national or regional economic downturn, and costs of maintaining certain government programs. California could also face severe fiscal difficulties, for example, from an economic downturn,



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SUMMARY PROSPECTUS February 1, 2010    Tax-Exempt California Money Market Fund

increased costs for domestic security and reduced monetary support from the federal government. Over time, these issues may impair the state's ability to repay its obligations.

California has the lowest credit rating of any state in the country. The deterioration of California's fiscal situation as a result of the recent economic downturn increases the risk of investing in California municipal securities, including the risk of potential issuer default, and also heightens the risk that the prices of California municipal securities will experience greater volatility. A default or credit rating downgrade of a small number of municipal security issuers could affect the market values and marketability of all California municipal securities and hurt the fund's performance.


SECURITY SELECTION RISK. Although short-term securities are relatively stable investments, it is possible that the securities in which the fund invests will not perform as expected. This could cause the fund's returns to lag behind those of similar money market mutual funds and could result in a decline in share price.


MUNICIPAL TRUST RECEIPTS RISK. The fund's investment in MTRs is subject to similar risks as other investments in debt obligations, including interest rate risk, credit risk and security selection risk. Additionally, investments in MTRs raise certain tax issues that may not be presented by direct investments in municipal bonds. There is some risk that certain issues could be resolved in a manner that could adversely impact the performance of the fund.


TAX RISK. Any distributions to shareholders that represent income from taxable securities will generally be taxable as ordinary income at both the state and federal levels, while other distributions, such as capital gains, are taxable to the same extent they would be for any mutual fund. New federal or state governmental action could adversely affect the tax-exempt status of securities held by the fund, resulting in higher tax liability for shareholders and potentially hurting fund performance as well.


COUNTERPARTY RISK. A financial institution or other counterparty with whom the fund does business (such as trading or securities lending), or that underwrites, distributes or guarantees any investments or contracts that the fund owns or is otherwise exposed to, may decline in financial health and become unable to honor its commitments. This could cause losses for the fund or could delay the return or delivery of collateral or other assets to the fund.


PREPAYMENT AND EXTENSION RISK. When interest rates fall, issuers of high interest debt obligations may pay off the debts earlier than expected
(prepayment risk), and the fund may have to reinvest the proceeds at lower yields. When interest rates rise, issuers of lower interest debt obligations may pay off the debts later than expected (extension risk), thus keeping the fund's assets tied up in lower interest debt obligations. Prepayments could also create capital gains tax liability in some instances. Any unexpected behavior in interest rates could increase the volatility of the fund's yield and could hurt fund performance.


For more about fund risks, including additional risk factors not discussed in this summary prospectus, see the fund's prospectus and Statement of Additional
Information.


PAST PERFORMANCE


How a fund's returns vary from year to year can give an idea of its risk. As always, past performance may not indicate future results. All performance figures below assume that dividends were reinvested. The 7-DAY YIELD, which is often referred to as the "current yield," is the income generated by the fund over a seven-day period. This amount is then annualized, which means that we assume the fund generates the same income every week for a year. For more recent performance figures and the current yield, go to www.dws-investments.com
(the Web site does not form a part of this prospectus) or call the phone number for your share class included in this prospectus.


CALENDAR YEAR TOTAL RETURNS (%) (Institutional Shares)

Returns for other classes were different and are not shown here.



[GRAPHIC APPEARS HERE]





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
  0.43
  2009




Best Quarter: 0.16%, Q4 2009   Worst Quarter: 0.07%, Q3 2009

AVERAGE ANNUAL TOTAL RETURNS
(for periods ended 12/31/2009 expressed as a %)


             1        SINCE
          YEAR   INCEPTION*
     ---------  -----------
     0.43            0.85
---  ----            ----

* Inception date for Institutional Shares of the fund was September 9, 2008.


MANAGEMENT


INVESTMENT ADVISOR

Deutsche Investment Management Americas Inc.



PURCHASE AND SALE OF FUND SHARES


MINIMUM INITIAL INVESTMENT

The minimum initial investment is $100,000 and there is no minimum additional investment. However, your financial advisor may set its own minimum investments.



                                       3
SUMMARY PROSPECTUS February 1, 2010    Tax-Exempt California Money Market Fund

TO PLACE ORDERS

The fund is available only through a financial advisor, such as a broker or financial institution. You should contact a representative of your financial advisor for instructions on how to buy or sell fund shares. However, if your shares are registered directly with the fund's transfer agent, you can sell them by sending a written request (with a signature guarantee) to:



TYPE               ADDRESS
-----------------  -----------------------------
REGULAR MAIL
  Exchanges and    DWS Investments
  Redemptions      Attn: Transaction Processing
                   P.O. Box 219151
                   Kansas City, MO 64121-9151


TAX INFORMATION


The fund's income dividends are declared daily and paid monthly, and are generally exempt from regular federal and state income tax. The fund may include capital gains and losses in its monthly dividend. Net capital gains may also be paid annually. A portion of the fund's dividends may be subject to federal income tax, including the federal alternative minimum tax.



PAYMENTS TO BROKER-DEALERS AND

OTHER FINANCIAL INTERMEDIARIES

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary's web site for more information.


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SUMMARY PROSPECTUS February 1, 2010    Tax-Exempt California Money Market Fund
TECI-SUM